Contingent Liabilities and Commitments - Additional Information (Detail) £ in Millions		6 Months Ended
	Nov. 02, 2015	Jun. 30, 2020 EUR (€)	Jul. 20, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
UK&I Banks
Disclosure of contingent liabilities and commitments [line items]
Preferred stock issued, threshold amount | €		€ 0
Compliance with Consumer Credit Act
Disclosure of contingent liabilities and commitments [line items]
Additional operational risk losses and restructuring provision					£ 58
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Percentage of litigation on settlement		90.00%		90.00%
Genworth Financial International Holdings Inc | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party			£ 624
Genworth Financial International Holdings Inc | Entering into significant commitments or contingent liabilities | Previously Paid
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party			100
Genworth Financial International Holdings Inc | Entering into significant commitments or contingent liabilities | Due 23 July 2020
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party			100
Genworth Financial International Holdings Inc | Entering into significant commitments or contingent liabilities | Due 2022
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party			317
Genworth Financial International Holdings Inc | Entering into significant commitments or contingent liabilities | Claimed Mis-Selling Losses
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party			£ 107
Santander UK Group
Disclosure of contingent liabilities and commitments [line items]
Liability arising through disallowance of tax allowance				£ 150
Visa Europe Ltd
Disclosure of contingent liabilities and commitments [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Top of range
Disclosure of contingent liabilities and commitments [line items]
Santander UK liability under indemnity cap | €		€ 39,850,000
Bottom of range
Disclosure of contingent liabilities and commitments [line items]
Losses on litigation settlements | €		€ 1,000,000,000